INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

14. INCOME TAX EXPENSES

Caymans Islands

The Company is domiciled in the Cayman Islands. This locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The Company’s subsidiaries, Maxwill Pte. Ltd., Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd., Maxwill Foodlink Pte. Ltd. and Davis Commodities Pte. Ltd., are considered Singapore tax resident enterprises under Singapore tax laws. Accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate of 17% (2023: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Income tax:
Current year	920	150	15
Underprovision in prior year	–	–	163
Deferred tax	–	(1)	–
Income tax expense	920	149	178

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate of 17% (2023: 17%) to profit before income tax as a result of the following differences:

	For the years ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Income/(loss) before tax expenses:	5,535	1,235	(3,351)

Tax at the domestic income tax rate	941	210	(570)
Tax effect of expenses that are not deductible in determining taxable profit	12	21	142
Non-taxable incomes	(6)	(7)	*
Tax exemption	(26)	(15)	(15)
Tax losses claimed	–	–	473
Tax rebate	–	–	(15)
Capital allowances and rebate	(1)	(155)	–
Others	–	95	163
	920	149	178

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*	denotes amount less than US$1,000.